Financial Costs and Loss (gain) on Derivatives	6 Months Ended
Jun. 30, 2022
Financial Costs and Loss/(gain) on Derivatives
Financial Costs and Loss/(gain) on Derivatives

16. Financial Costs and Loss/(gain) on Derivatives

An analysis of financial costs and loss/(gain) on derivatives is as follows:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Amortization and write-off of deferred loan/bond issuance costs/premium and discount	3,603	3,526	10,717	8,337
Interest expense on loans	20,592	23,469	41,364	43,232
Interest expense on bonds and realized loss on CCSs	8,608	8,129	17,289	16,795
Interest expense on leases	2,412	3,530	4,826	6,686
Other financial costs, net	16,001	812	16,408	1,785
Total financial costs	51,216	39,466	90,604	76,835

Unrealized gain on derivative financial instruments held for trading (Note 15)	(4,049)	(14,422)	(31,457)	(59,902)
Realized loss on interest rate swaps held for trading	8,946	4,920	17,653	13,096
Realized (gain)/loss on forward foreign exchange contracts held for trading	(105)	1,192	(55)	1,827
Ineffective portion of cash flow hedges	1,518	(20)	(114)	(752)
Total loss/(gain) on derivatives	6,310	(8,330)	(13,973)	(45,731)

Other financial costs, net includes an amount of $15,652 for the three and six months ended June 30, 2021, respectively relating to fees (bank consent, legal fees, etc.) to obtain the third-party consents and waivers in connection with the de-listing of the Group’s shares from NYSE after the consummation of the Transaction.